Income Taxes - Provision for Income Taxes (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of income tax [Abstract]
Loss before income taxes	$ (22,505,057)	$ (33,122,888)	$ (16,489,183)
Statutory Canadian corporate tax rate	24.00%	26.50%	27.00%
Anticipated tax recovery	$ (5,401,214)	$ (8,777,565)	$ (4,452,079)
Foreign jurisdiction tax rate difference	3,237,898	3,088,811	3,312,963
Employee share-based compensation	614,154	389,591	382,275
Change in fair value of warrant derivative	(838,063)	3,341,334	0
Impact of Alberta rate change	96,028	3,758,175	0
Adjustment to opening tax pools	20,711	11,973	(238,222)
Other permanent differences	108,945	149,294	(35,912)
Change in deferred tax benefits deemed not probable to be recovered	2,161,541	(1,961,613)	1,579,017
Current income taxes	0	0	548,042
Adjustment in respect to prior periods	0	0	0
Net current tax expense	$ 0	$ 0	$ 548,042